Stock-Based Compensation - Long-term Incentive plan (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 23, 2019
Stock Based Compensation
Stock-based compensation expense	$ 2,857,000	$ 1,059,000	$ 6,332,000	$ 2,848,000	$ 2,524,000
Long-term incentive plan
Stock Based Compensation
Stock-based compensation expense	0		0
Long-term incentive plan | Minimum
Stock Based Compensation
Expected share based compensation if vesting requirements are met	$ 18,200,000		$ 18,800,000
IPO | Long-term incentive plan
Stock Based Compensation
Minimum cash return on investments						$ 1,491,000,000